Subsequent Events (Sale of Fontaine Woods) (Details) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2012	Mar. 01, 2013 Fontaine Woods [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Percent of ownership sold		70.00%
Consideration received from divestiture of interest in subsidiaries and affiliates		$ 10,500,000
Disposal group, liabilities of business transferred under contractual arrangement		9,100,000
Gain from sale of rental property	$ 2,182,413	$ 1,600,000